Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.00%
Belgium–0.95%
Biocartis Group N.V.(a)(b)(c)	6,000,000	$10,571,935
Materialise N.V., ADR(a)(c)	2,900,000	40,716,000
		51,287,935
Canada–0.64%
Shopify, Inc., Class A(c)	1,000,000	34,830,000
Denmark–4.08%
Atlantic Sapphire ASA (Acquired 12/16/2021-02/09/2022; Cost $18,479,287)(d)	4,411,000	10,160,167
Bavarian Nordic A/S(c)	2,880,000	143,136,982
Genmab A/S(c)	100,000	35,606,823
Novozymes A/S, Class B	500,000	31,916,960
		220,820,932
Finland–0.59%
Rovio Entertainment OYJ(a)(b)	4,700,000	31,843,426
France–1.89%
Mersen S.A.	1,000,000	35,152,043
Technicolor S.A.(c)	8,983,319	28,869,411
Technicolor S.A., Wts., expiring 09/22/2024(c)	1,100,000	200,117
Teleperformance	50,000	16,735,003
Ubisoft Entertainment S.A.(c)	500,000	21,262,725
		102,219,299
Germany–7.60%
AIXTRON SE	4,000,000	102,600,516
Aumann AG(a)(b)	1,000,000	14,314,290
Basler AG(a)	1,800,000	68,570,241
Carl Zeiss Meditec AG, BR	200,000	29,073,811
CompuGroup Medical SE & Co. KGaA	500,000	21,606,304
Manz AG(a)	500,000	18,215,601
MorphoSys AG(c)	400,000	8,828,178
PVA TePla AG(a)(c)	2,887,082	63,027,610
Rational AG	80,000	55,641,735
SLM Solutions Group AG(a)(c)	2,400,000	29,792,812
		411,671,098
Ireland–0.68%
Ads-Tec Energy PLC(c)	2,319,856	16,888,552
Flutter Entertainment PLC(c)	200,000	20,094,443
		36,982,995
Isle of Man–0.27%
Kape Technologies PLC(c)	4,000,000	14,562,494
Israel–0.44%
Wix.com Ltd.(c)	400,000	23,732,000
Italy–2.22%
Amplifon S.p.A.	1,000,000	33,101,611
Brunello Cucinelli S.p.A.	1,500,000	87,254,819
		120,356,430
Shares		Value
Japan–12.41%
Comture Corp.(a)	3,000,000	$67,680,317
CyberAgent, Inc.	5,200,000	51,945,576
Disco Corp.	200,000	48,621,201
Jeol Ltd.	2,500,000	113,790,123
M3, Inc.	3,000,000	105,021,619
Nidec Corp.	600,000	41,741,993
Nikon Corp.	2,000,000	22,966,803
Optex Group Co. Ltd.(a)	2,000,000	31,090,946
PeptiDream, Inc.(c)	3,000,000	37,618,020
Rakuten Group, Inc.	6,000,000	29,703,963
Rheon Automatic Machinery Co. Ltd.	1,000,000	9,759,830
THK Co. Ltd.	2,000,000	42,441,113
Yaskawa Electric Corp.	2,000,000	70,010,187
		672,391,691
Norway–3.31%
Mowi ASA	4,000,000	92,042,219
Nordic Semiconductor ASA(c)	4,999,999	87,131,373
		179,173,592
Singapore–0.70%
STMicroelectronics N.V.	1,000,000	38,047,231
Sweden–6.38%
AddTech AB, Class B	3,000,000	51,340,306
Beijer Ref AB	4,122,022	65,309,680
BICO Group AB, Class B(c)	1,000,000	3,953,776
Bio-Works Technologies AB	3,119	5,601
Boozt AB(a)(b)(c)	3,750,000	26,391,354
Hansa Biopharma AB	1,938,841	15,522,403
Indutrade AB	4,507,409	105,976,367
Midsona AB, Class B	1,000,000	2,258,525
RaySearch Laboratories AB(a)(c)	4,000,000	28,612,267
Surgical Science Sweden AB(c)	1,000,000	15,695,903
Tobii AB(c)	3,000,000	7,803,757
Xvivo Perfusion AB(c)	1,000,000	22,614,971
		345,484,910
Switzerland–0.23%
GeNeuro S.A.(a)	2,457,241	5,425,946
Zur Rose Group AG(c)	100,000	7,180,044
		12,605,990
United Kingdom–13.18%
Allied Minds PLC(c)	10,000,000	2,378,534
AO World PLC(c)	20,000,000	10,588,672
ASOS PLC(c)	700,000	8,925,843
Aston Martin Lagonda Global Holdings PLC(b)(c)	14,000,000	81,908,694
boohoo Group PLC(c)	30,000,000	24,716,892
Darktrace PLC(c)	7,170,000	32,832,569
FD Technologies PLC(c)	1,200,000	28,650,941
Fevertree Drinks PLC	2,000,000	26,291,821
Frontier Developments PLC(a)(c)	3,000,000	56,833,873
Future PLC	1,000,000	22,371,173
Gooch & Housego PLC(a)	2,000,000	21,265,469

See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
United Kingdom–(continued)
IG Group Holdings PLC	3,000,000	$29,148,674
IP Group PLC	20,785,545	21,997,539
IQE PLC(a)(c)	140,000,000	75,225,494
M&C Saatchi PLC(c)	6,044,563	11,287,962
Ocado Group PLC(c)	1,000,000	10,266,689
Oxford Nanopore Technologies PLC(c)	23,000,000	90,107,265
Rentokil Initial PLC	5,000,000	33,067,748
Spirax-Sarco Engineering PLC	464,285	67,793,331
WANdisco PLC(a)(c)	5,000,000	19,236,500
Xaar PLC(a)(c)	6,000,000	16,530,427
Zoo Digital Group PLC(a)(c)	7,000,000	10,846,930
Zotefoams PLC(a)	4,000,000	12,129,857
		714,402,897
United States–39.43%
3D Systems Corp.(c)	5,000,000	57,200,000
Acacia Research Corp.(a)(c)	2,500,000	12,600,000
Advanced Micro Devices, Inc.(c)	4,000,000	377,880,000
Align Technology, Inc.(c)	100,000	28,097,000
Applied Materials, Inc.	600,000	63,588,000
Arrowhead Pharmaceuticals, Inc.(c)	2,000,000	85,060,000
Cognex Corp.	1,200,000	61,176,000
Exact Sciences Corp.(c)	1,800,000	81,180,000
Globant S.A.(c)	200,000	39,848,000
Halozyme Therapeutics, Inc.(c)	1,000,000	48,900,000
II-VI Incorporated(c)	1,000,000	52,640,000
IPG Photonics Corp.(c)	600,000	63,948,000
iRobot Corp.(c)	700,000	32,207,000
Littelfuse, Inc.	400,000	111,548,000
Manhattan Associates, Inc.(c)	600,000	84,402,000
Nektar Therapeutics(a)(c)	35,770,000	141,649,200
Shares		Value
United States–(continued)
Nevro Corp.(c)	1,000,000	$43,350,000
ON Semiconductor Corp.(c)	1,000,000	66,780,000
PDF Solutions, Inc.(a)(c)	3,000,000	80,940,000
PTC, Inc.(c)	1,200,000	148,056,000
QUALCOMM, Inc.	500,000	72,530,000
Rigel Pharmaceuticals, Inc.(c)	5,000,000	5,950,000
Rite Aid Corp.(c)	2,500,000	20,575,000
Rollins, Inc.	1,250,000	48,212,500
Shake Shack, Inc., Class A(c)	1,000,000	51,460,000
Unity Software, Inc.(c)	200,000	7,478,000
Veeco Instruments, Inc.(a)(c)	3,000,000	65,400,000
Vicor Corp.(c)	500,000	36,480,000
Wolfspeed, Inc.(c)	1,000,000	83,300,000
Xeris Biopharma Holdings, Inc.(c)	2,000,000	2,840,000
Yelp, Inc.(c)	2,000,000	61,320,000
		2,136,594,700
Total Common Stocks & Other Equity Interests (Cost $5,445,915,418)		5,147,007,620
Money Market Funds–4.82%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(a)(e)	93,805,105	93,805,105
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(a)(e)	60,166,715	60,166,715
Invesco Treasury Portfolio, Institutional Class, 1.66%(a)(e)	107,205,835	107,205,835
Total Money Market Funds (Cost $261,170,273)		261,177,655
TOTAL INVESTMENTS IN SECURITIES—99.82% (Cost $5,707,085,691)		5,408,185,275
OTHER ASSETS LESS LIABILITIES–0.18%		9,875,411
NET ASSETS–100.00%		$5,418,060,686
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,788,683	$376,884,261	$(304,867,839)	$-	$-	$93,805,105	$230,727
Invesco Liquid Assets Portfolio, Institutional Class	5,221,390	269,203,042	(214,254,311)	7,382	(10,788)	60,166,715	92,356
Invesco Treasury Portfolio, Institutional Class	24,901,352	430,724,870	(348,420,387)	-	-	107,205,835	166,236
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Other Affiliates:
Acacia Research Corp.	$14,325,000	$-	$-	$(1,725,000)	$-	$12,600,000	$-
Aumann AG	18,753,868	-	-	(4,439,577)	-	14,314,290	78,422
Basler AG	111,168,781	-	-	(42,598,540)	-	68,570,241	293,920
Biocartis Group N.V.	27,411,964	-	-	(16,840,029)	-	10,571,935	-
Boozt AB	63,215,117	-	-	(36,823,763)	-	26,391,354	-
Comture Corp.	81,268,627	-	-	(13,588,310)	-	67,680,317	683,988
Frontier Developments PLC	101,325,060	-	-	(44,491,187)	-	56,833,873	-
GeNeuro S.A.	7,299,053	2,394,590	-	(4,267,697)	-	5,425,946	-
Gooch & Housego PLC	32,827,448	-	-	(11,561,979)	-	21,265,469	324,782
IQE PLC	90,237,060	-	-	(15,011,566)	-	75,225,494	-
M&C Saatchi PLC*	14,640,104	-	(1,513,837)	(2,767,422)	929,117	11,287,962	-
Manz AG	26,127,086	-	-	(7,911,485)	-	18,215,601	-
Materialise N.V., ADR	69,977,000	-	-	(29,261,000)	-	40,716,000	-
Nektar Therapeutics	526,810,000	13,460,605	-	(398,621,405)	-	141,649,200	-
Optex Group Co. Ltd.	25,450,031	-	-	5,640,915	-	31,090,946	472,060
PDF Solutions, Inc.	70,590,000	-	-	10,350,000	-	80,940,000	-
PVA TePla AG	131,180,793	-	-	(68,153,183)	-	63,027,610	-
RaySearch Laboratories AB	28,489,106	-	-	123,161	-	28,612,267	-
Rovio Entertainment OYJ	38,576,764	-	-	(6,733,338)	-	31,843,426	521,227
SLM Solutions Group AG	47,439,244	-	-	(17,646,432)	-	29,792,812	-
Veeco Instruments, Inc.	97,160,000	-	(23,601,268)	(14,731,467)	6,572,735	65,400,000	-
WANdisco PLC	23,101,909	-	-	(3,865,409)	-	19,236,500	-
Xaar PLC	9,468,543	6,448,814	-	613,070	-	16,530,427	-
Zoo Digital Group PLC	12,117,118	-	-	(1,270,188)	-	10,846,930	-
Zotefoams PLC	19,687,795	-	-	(7,557,939)	-	12,129,857	217,307
Total	$1,740,558,896	$1,099,116,182	$(892,657,642)	$(733,132,388)	$7,491,064	$1,221,376,112	$3,081,025

*	At July 31, 2022, this security was was no longer an affiliate of the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $165,029,699, which represented 3.05% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Restricted security. The aggregate value of these securities at July 31, 2022 was $10,160,167, which represented less than 1% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$40,716,000	$10,571,935	$—	$51,287,935
Canada	34,830,000	—	—	34,830,000
Denmark	—	220,820,932	—	220,820,932
Finland	—	31,843,426	—	31,843,426
France	200,117	102,019,182	—	102,219,299
Germany	—	411,671,098	—	411,671,098
Ireland	16,888,552	20,094,443	—	36,982,995
Isle of Man	—	14,562,494	—	14,562,494
Israel	23,732,000	—	—	23,732,000
Italy	—	120,356,430	—	120,356,430
Japan	—	672,391,691	—	672,391,691
Norway	—	179,173,592	—	179,173,592
Singapore	—	38,047,231	—	38,047,231
Sweden	—	345,484,910	—	345,484,910
Switzerland	—	12,605,990	—	12,605,990
United Kingdom	—	714,402,897	—	714,402,897
United States	2,136,594,700	—	—	2,136,594,700
Money Market Funds	261,177,655	—	—	261,177,655
Total Investments	$2,514,139,024	$2,894,046,251	$—	$5,408,185,275
Invesco Global Opportunities Fund